UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2016 – April 30, 2017
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2017

AMG Trilogy Global Equity Fund

Class N: TLGVX    |    Class I: TLGSX    |    Class Z: TLGIX

AMG Trilogy Emerging Markets Equity Fund

Class N: TLEVX    |    Class I: TLESX    |    Class Z: TLEIX

AMG Trilogy International Small Cap Fund

Class N: TLSVX    |    Class I: TLSSX    |    Class Z: TLSIX

AMG Trilogy Emerging Wealth Equity Fund

Class N: TYWVX    |    Class I: TYWSX    |    Class Z: TYWIX

www.amgfunds.com	SAR004-0417

AMG Funds

Semi-Annual Report—April 30, 2017 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Trilogy Global Equity Fund	5

AMG Trilogy Emerging Markets Equity Fund	8

AMG Trilogy International Small Cap Fund	11

AMG Trilogy Emerging Wealth Equity Fund	14

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	17

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	24
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	26
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	27
Detail of changes in assets for the past two fiscal periods

Financial Highlights	29
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2017	Expense Ratio for the Period	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Expenses Paid During the Period*
AMG Trilogy Global Equity Fund
Class N
Based on Actual Fund Return	1.26%	$1,000	$1,153	$6.73
Hypothetical (5% return before expenses)	1.26%	$1,000	$1,019	$6.31
Class I
Based on Actual Fund Return	0.90%	$1,000	$1,156	$4.81
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,020	$4.51
Class Z
Based on Actual Fund Return	0.80%	$1,000	$1,156	$4.28
Hypothetical (5% return before expenses)	0.80%	$1,000	$1,021	$4.01
AMG Trilogy Emerging Markets Equity Fund
Class N
Based on Actual Fund Return	1.38%	$1,000	$1,092	$7.16
Hypothetical (5% return before expenses)	1.38%	$1,000	$1,018	$6.90
Class I
Based on Actual Fund Return	1.06%	$1,000	$1,095	$5.51
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.31
Class Z
Based on Actual Fund Return	0.91%	$1,000	$1,095	$4.73
Hypothetical (5% return before expenses)	0.91%	$1,000	$1,020	$4.56
AMG Trilogy International Small Cap Fund
Class N
Based on Actual Fund Return	1.57%	$1,000	$1,151	$8.37
Hypothetical (5% return before expenses)	1.57%	$1,000	$1,017	$7.85
Class I
Based on Actual Fund Return	1.21%	$1,000	$1,154	$6.46
Hypothetical (5% return before expenses)	1.21%	$1,000	$1,019	$6.06
Class Z
Based on Actual Fund Return	1.10%	$1,000	$1,154	$5.87
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.51
AMG Trilogy Emerging Wealth Equity Fund
Class N
Based on Actual Fund Return	1.46%	$1,000	$1,087	$7.55
Hypothetical (5% return before expenses)	1.46%	$1,000	$1,018	$7.30
Class I
Based on Actual Fund Return	1.15%	$1,000	$1,089	$5.96
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.76
Class Z
Based on Actual Fund Return	1.05%	$1,000	$1,089	$5.44
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

Fund Performance (unaudited)

Periods ended April 30, 2017

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2017.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date
AMG Trilogy Global Equity Fund[2,4,5,6,8,10]
Class N	15.34%	18.10%	7.82%	7.10%	3/01/12
Class I	15.55%	18.59%	8.21%	6.35%	3/01/11
Class Z	15.59%	18.63%	8.32%	6.42%	3/01/11
MSCI World Index (Net)[11]	12.12%	14.65%	9.94%	7.85%	3/01/11	†
AMG Trilogy Emerging Markets Equity Fund[2,3,4,5,6,7,9,10]
Class N	9.20%	18.65%	(0.15)%	(1.22)%	3/01/12
Class I	9.49%	19.30%	0.21%	(1.80)%	3/01/11
Class Z	9.52%	19.23%	0.32%	(1.70)%	3/01/11
MSCI Emerging Markets Index (Net)[12]	8.88%	19.13%	1.49%	0.37%	3/01/11	†
AMG Trilogy International Small Cap Fund[2,3,4,5,6,9,10]
Class N	15.13%	13.30%	5.48%	4.05%	7/15/11
Class I	15.37%	13.67%	5.87%	3.70%	3/01/11
Class Z	15.36%	13.79%	5.97%	3.80%	3/01/11
MSCI AC World Index ex-U.S. Small Cap (Net)[13]	11.02%	12.48%	7.49%	4.43%	3/01/11	†
AMG Trilogy Emerging Wealth Equity Fund[2,3,4,5,6,8,9]
Class N	8.68%	19.27%	—	4.65%	3/19/15
Class I	8.86%	19.73%	—	4.88%	3/19/15
Class Z	8.89%	19.74%	—	4.98%	3/19/15
MSCI Emerging Markets Index (Net)[12]	8.88%	19.13%	1.49%	3.03%	3/19/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2017. All returns are in U.S. dollars ($).
[2]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[3]	A short-term redemption fee of 2% will be charged on shares held for less than 60 days.
[4]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[5]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[6]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[7]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[8]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[9]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[10]	Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[11]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur expenses.
[12]	The MSCI Emerging Markets Index (Net) is a free float- adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of

Fund Performance (continued)

the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

[13]	The MSCI All Country World Index ex-USA Small Cap (Net) captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the U.S.) and 23 Emerging Markets (EM) countries. The index covers approximately 14% of the global equity opportunity set outside the U.S. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Unlike the Fund, the MSCI All Country World Index ex-USA Small Cap (Net) is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided ’as is’. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Trilogy Global Equity Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Global Equity Fund*	MSCI World Index
Information Technology	23.9%	15.6%
Financials	17.5%	17.6%
Consumer Discretionary	15.1%	12.5%
Health Care	10.9%	12.3%
Industrials	9.4%	11.4%
Consumer Staples	8.0%	9.8%
Energy	4.9%	6.4%
Materials	3.5%	5.0%
Telecommunication Services	2.4%	3.0%
Utilities	0.5%	3.2%
Real Estate	0.0%	3.2%
Other Assets and Liabilities	3.9%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Alphabet, Inc., Class A**	5.0%
Samsung Electronics Co., Ltd.**	4.6
JPMorgan Chase & Co.**	3.5
The Priceline Group, Inc.**	2.6
MasterCard, Inc., Class A**	2.3
Schlumberger, Ltd.**	2.2
Comcast Corp., Class A**	2.2
Juniper Networks, Inc.**	2.2
Unilever NV	2.0
Sony Corp.	2.0
Top Ten as a Group	28.6%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks - 94.9%
Consumer Discretionary - 15.1%
AutoZone, Inc. (United States)*	900	$622,971
Bridgestone Corp. (Japan)	7,800	325,348
Carnival PLC (United States)	11,320	697,681
Comcast Corp., Class A (United States)	25,460	997,777
Continental AG (Germany)	2,123	475,547
D.R. Horton, Inc. (United States)	12,999	427,537
The Home Depot, Inc. (United States)	3,369	525,901
Honda Motor Co., Ltd. (Japan)	5,400	157,171
Omnicom Group, Inc. (United States)	1,413	116,036
The Priceline Group, Inc. (United States)*	640	1,181,965
Sony Corp. (Japan)	25,800	885,310
Suzuki Motor Corp. (Japan)	6,600	275,900
WPP PLC (United Kingdom)	7,446	159,445
Total Consumer Discretionary		6,848,589
Consumer Staples - 7.5%
Ambev, S.A., ADR (Brazil)	45,015	257,936
Glanbia PLC (Ireland)	7,368	144,002
Japan Tobacco, Inc. (Japan)	5,700	189,672
The JM Smucker Co. (United States)	1,981	251,032
Koninklijke Ahold Delhaize NV (Netherlands)	14,423	298,777
The Kroger Co. (United States)	22,709	673,322
Magnit PJSC, Sponsored GDR (Russia)	4,268	149,280
Sprouts Farmers Market, Inc. (United States)*	6,788	151,440
Tsuruha Holdings, Inc. (Japan)	2,700	273,314
Unilever NV (United Kingdom)	17,340	908,365
Walgreens Boots Alliance, Inc. (United States)	1,165	100,819
Total Consumer Staples		3,397,959
Energy - 4.9%
BP PLC (United Kingdom)	30,701	175,752
China Petroleum & Chemical Corp. (China)	320,000	259,857
Galp Energia SGPS, S.A. (Portugal)	5,589	86,859
Schlumberger, Ltd. (United States)	13,877	1,007,331
TOTAL S.A. (France)	5,087	261,132
Valero Energy Corp. (United States)	3,574	230,916
The Williams Cos, Inc. (United States)	6,310	193,275
Total Energy		2,215,122
Financials - 17.5%
AIA Group, Ltd. (Hong Kong)	61,000	422,208
Allianz SE (Germany)	1,647	313,552

	Shares	Value
Ameriprise Financial, Inc. (United States)	1,944	$248,540
Bank of America Corp. (United States)	14,569	340,041
BNP Paribas S.A. (France)	4,292	302,918
Citigroup, Inc. (United States)	7,498	443,282
Danske Bank A/S (Denmark)	4,131	150,197
Discover Financial Services (United States)	7,275	455,342
HDFC Bank, Ltd., ADR (India)	6,335	504,329
Housing Development Finance Corp., Ltd. (India)	16,693	398,545
Intesa Sanpaolo S.p.A (Italy)	152,197	444,279
JPMorgan Chase & Co. (United States)	18,396	1,600,452
Prudential PLC (United Kingdom)	11,204	248,661
St. James’s Place PLC (United Kingdom)	14,693	218,388
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,381	236,931
Suruga Bank, Ltd. (Japan)	28,900	604,201
T. Rowe Price Group, Inc. (United States)	9,053	641,767
Tokio Marine Holdings, Inc. (Japan)	7,800	328,876
Total Financials		7,902,509
Health Care - 10.9%
Amgen, Inc. (United States)	4,567	745,883
Bayer AG (Germany)	2,257	279,266
Express Scripts Holding Co. (United States)*	2,351	144,210
Gilead Sciences, Inc. (United States)	3,859	264,535
Henry Schein, Inc. (United States)*	3,928	682,686
Hoya Corp. (Japan)	6,400	305,874
ICON PLC (Ireland)*	2,313	195,425
Merck & Co., Inc. (United States)	3,583	223,328
Mettler-Toledo International, Inc. (United States)*	467	239,767
Novo Nordisk A/S, Class B (Denmark)	4,354	169,531
Roche Holding AG (Switzerland)	3,111	814,038
UnitedHealth Group, Inc. (United States)	3,650	638,312
Universal Health Services, Inc., Class B (United States)	1,856	224,131
Total Health Care		4,926,986
Industrials - 8.7%
Danaher Corp. (United States)	2,743	228,574
Delta Air Lines, Inc. (United States)	12,396	563,274
Experian PLC (Ireland)	8,692	186,989
Howden Joinery Group PLC (United Kingdom)	28,501	170,900
Mitsubishi Electric Corp. (Japan)	15,100	210,742
Prysmian S.p.A. (Italy)	4,279	123,486
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	9,471	870,669

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 8.7% (continued)
Union Pacific Corp. (United States)	6,169	$690,681
Wolseley PLC (Switzerland)	11,061	703,007
Wolters Kluwer NV (Netherlands)[1]	4,694	199,186
Total Industrials		3,947,508
Information Technology - 23.9%
Alphabet, Inc., Class A (United States)*	2,425	2,241,961
Alps Electric Co., Ltd. (Japan)	10,352	304,273
Apple, Inc. (United States)	4,864	698,714
Baidu, Inc., Sponsored ADR (China)*	3,300	594,759
Cielo, S.A. (Brazil)	21,096	160,178
Citrix Systems, Inc. (United States)*	4,063	328,859
Cognizant Technology Solutions Corp., Class A
(United States)*	8,229	495,633
Infineon Technologies AG (Germany)	11,873	245,410
Infosys, Ltd., Sponsored ADR (India)[1]	11,948	173,963
Juniper Networks, Inc. (United States)	33,179	997,693
Lam Research Corp. (United States)	2,757	399,352
MasterCard, Inc., Class A (United States)	8,773	1,020,475
Micron Technology, Inc. (United States)*	12,508	346,096
Microsoft Corp. (United States)	5,917	405,078
Samsung Electronics Co., Ltd., GDR (South
Korea)	2,120	2,080,240
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	10,471	346,276
Total Information Technology		10,838,960
Materials - 3.5%
Akzo Nobel NV (Netherlands)[1]	3,332	291,424
Asahi Kasei Corp. (Japan)	33,000	314,675
Avery Dennison Corp. (United States)	5,107	424,954
HeidelbergCement AG (Germany)	5,699	527,599
Total Materials		1,558,652
Telecommunication Services - 2.4%
Bharti Airtel, Ltd. (India)	54,623	301,454
KDDI Corp. (Japan)	9,000	238,627
SoftBank Group Corp. (Japan)	5,500	417,190

	Shares	Value
Telenor ASA (Norway)[1]	8,118	$131,135
Total Telecommunication Services		1,088,406
Utilities - 0.5%
NRG Energy, Inc. (United States)	13,206	223,181
Total Common Stocks (cost $33,376,229)		42,947,872
Preferred Stocks - 0.5%
Consumer Staples - 0.5%
Henkel AG & Co. KGaA, Preference (Germany) (cost $184,142)	1,490	202,735
Warrants - 0.7%
Industrials - 0.7%
Bharti Infratel, Ltd., 06/26/18 (Netherlands)	47,329	259,836
Bharti Infratel, Ltd., 08/05/19 (Netherlands)	12,389	68,016
Total Industrials		327,852
Total Warrants (cost $165,392)		327,852

	Principal Amount
Short-Term Investments - 2.5%
Repurchase Agreements - 1.5%[2]
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $677,157 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $690,652)	$677,110	677,110

	Shares
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	468,512	468,512
Total Short-Term Investments (cost $1,145,622)		1,145,622
Total Investments - 98.6% (cost $34,871,385)		44,624,081
Other Assets, less Liabilities - 1.4%		649,854
Net Assets - 100.0%		$45,273,935

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Emerging Markets Equity Fund*	MSCI Emerging Markets Index
Financials	26.4%	24.0%
Information Technology	24.7%	25.1%
Consumer Discretionary	15.6%	10.5%
Industrials	6.8%	5.8%
Consumer Staples	6.7%	6.9%
Energy	5.4%	7.2%
Materials	4.9%	7.3%
Health Care	3.3%	2.4%
Telecommunication Services	3.3%	5.6%
Utilities	1.6%	2.7%
Real Estate	0.9%	2.5%
Other Assets and Liabilities	0.4%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Samsung Electronics Co., Ltd.**	5.1%
Alibaba Group Holding, Ltd., Sponsored ADR**	4.1
Taiwan Semiconductor Manufacturing Co., Ltd.**	4.1
Baidu, Inc.**	3.1
Sberbank of Russia PJSC, Sponsored ADR **	2.8
Naspers, Ltd., N Shares **	2.3
Hon Hai Precision Industry Co., Ltd. **	2.2
China Petroleum & Chemical Corp., ADR **	2.0
Novatek OJSC	1.9
Housing Development Finance Corp., Ltd.	1.8

Top Ten as a Group	29.4%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks - 97.9%
Consumer Discretionary - 15.6%
ANTA Sports Products, Ltd. (China)	507,108	$1,423,309
Brilliance China Automotive Holdings, Ltd. (Hong
Kong)	832,000	1,393,767
Coway Co., Ltd. (South Korea)	6,577	579,950
Feng TAY Enterprise Co., Ltd. (Taiwan)	202,600	778,522
Hankook Tire Co., Ltd. (South Korea)	24,587	1,272,388
Hanon Systems (South Korea)	61,904	459,977
Hyundai Motor Co. (South Korea)	5,366	678,676
Makalot Industrial Co., Ltd. (Taiwan)	64,168	270,117
Maruti Suzuki India, Ltd. (India)	9,025	914,731
Mr Price Group, Ltd. (South Africa)	34,690	407,778
Naspers, Ltd., N Shares (South Africa)	14,149	2,690,454
New Oriental Education & Technology Group,
Inc., Sponsored ADR (China)*	14,353	926,343
Nexteer Automotive Group, Ltd. (United States)	555,000	864,210
Sands China, Ltd. (Macau)	238,847	1,081,772
Shenzhou International Group Holdings, Ltd.
(China)	212,000	1,394,944
Smiles, S.A. (Brazil)	39,471	862,901
Woolworths Holdings, Ltd. (South Africa)	73,097	396,230
Yum China Holdings, Inc. (United States)*	51,646	1,762,161
Total Consumer Discretionary		18,158,230
Consumer Staples - 6.7%
Ambev, S.A., ADR (Brazil)	124,980	716,135
BGF retail Co., Ltd. (South Korea)	3,476	334,641
Bid Corp., Ltd. (South Africa)	66,434	1,407,408
Gruma S.A.B de CV, Class B (Mexico)	42,700	569,439
LG Household & Health Care, Ltd. (South Korea)	928	705,702
Magnit PJSC, Sponsored GDR (Russia)	53,541	1,872,679
President Chain Store Corp. (Taiwan)	85,485	743,923
Uni-President Enterprises Corp. (Taiwan)	308,000	568,566
Wal-Mart de Mexico SAB de CV (Mexico)	399,100	898,891
Total Consumer Staples		7,817,384
Energy - 5.4%
Bharat Petroleum Corp., Ltd. (India)	85,470	955,668
China Petroleum & Chemical Corp., ADR (China)	29,149	2,371,854
LUKOIL PJSC, Sponsored ADR (Russia)	15,638	776,218
Novatek OJSC, Sponsored GDR (Russia)	18,228	2,206,817
Total Energy		6,310,557

	Shares	Value
Financials - 26.0%
AIA Group, Ltd. (Hong Kong)	192,400	$1,331,684
Banco Bradesco, S.A., ADR (Brazil)	180,917	1,908,674
Banco de Chile, ADR (Chile)[1]	16,032	1,174,665
Bancolombia, S.A., Sponsored ADR (Colombia)	26,091	1,030,334
Bank Rakyat Indonesia Persero Tbk PT
(Indonesia)	1,056,947	1,020,906
BB Seguridade Participacoes, S.A. (Brazil)	81,419	764,413
BDO Unibank, Inc. (Philippines)	357,561	858,540
China Construction Bank Corp., Class H (China)	2,113,000	1,715,046
Credicorp, Ltd. (Peru)	9,773	1,501,719
Dongbu Insurance Co., Ltd. (South Korea)	16,562	989,000
FirstRand, Ltd. (South Africa)	383,665	1,431,386
Grupo Financiero Banorte, S.A.B. de C.V.
(Mexico)	334,400	1,929,813
HDFC Bank, Ltd., ADR (India)	11,064	880,805
Housing Development Finance Corp., Ltd. (India)	85,824	2,049,047
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,985,412	1,946,089
Itau Unibanco Holding, S.A., Class H, Sponsored
ADR (Brazil)	153,869	1,892,589
Kasikornbank PCL (Thailand)	207,900	1,110,839
PICC Property & Casualty Co., Ltd., Class H (China)	1,135,288	1,824,989
Sberbank of Russia PJSC, Sponsored ADR
(Russia)	278,524	3,320,513
Shinhan Financial Group Co., Ltd. (South Korea)	19,630	819,580
The Siam Commercial Bank PCL (Thailand)	179,200	806,742
Total Financials		30,307,373
Health Care - 3.3%
Life Healthcare Group Holdings, Ltd. (South Africa)	374,846	806,842
Odontoprev, S.A. (Brazil)	145,515	523,094
Osstem Implant Co., Ltd. (South Korea)*	10,831	501,984
Richter Gedeon Nyrt (Hungary)	41,082	994,852
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H (China)	261,600	986,219
Total Health Care		3,812,991
Industrials - 6.1%
Air China, Ltd., Class H (China)	662,000	585,309
Airports of Thailand PCL (Thailand)	633,000	736,398
Alfa S.A.B de CV, Class A (Mexico)	260,300	356,879

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 6.1% (continued)
Alliance Global Group, Inc. (Philippines)	1,771,890	$524,888
CCR, S.A. (Brazil)	163,635	909,413
Copa Holdings, S.A., Class A (Panama)	7,110	827,746
Doosan Bobcat, Inc. (South Korea)	36,745	1,262,053
Hyundai Glovis Co., Ltd. (South Korea)	3,939	501,627
KOC Holding A.S. (Turkey)	302,007	1,419,370
Total Industrials		7,123,683
Information Technology - 24.1%
Alibaba Group Holding, Ltd., Sponsored ADR
(China)*	41,342	4,775,001
Baidu, Inc., Sponsored ADR (China)*	19,764	3,562,066
Cielo, S.A. (Brazil)	139,542	1,059,518
Delta Electronics, Inc. (Taiwan)	294,720	1,658,903
Hon Hai Precision Industry Co., Ltd. (Taiwan)	804,280	2,632,539
NAVER Corp. (South Korea)	1,118	785,757
Samsung Electronics Co., Ltd. (South Korea)	3,018	5,916,575
SK Hynix, Inc. (South Korea)	28,535	1,351,800
Taiwan Semiconductor Manufacturing Co., Ltd.
(Taiwan)	737,632	4,751,748
Tencent Holdings, Ltd. (China)	52,000	1,629,334
Total Information Technology		28,123,241
Materials - 4.9%
Alrosa PJSC (Russia)	348,500	600,790
Grasim Industries, Ltd. (India)	30,691	551,024
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	183,794	537,072
Korea Zinc Co., Ltd. (South Korea)	2,214	827,566
LG Chem, Ltd. (South Korea)	4,860	1,168,967
MMC Norilsk Nickel PJSC, ADR (Russia)	27,937	429,163
PhosAgro PJSC, GDR (Russia)	38,015	560,709
UPL, Ltd. (India)	77,464	970,629
Total Materials		5,645,920
Real Estate - 0.9%
Emaar Malls PJSC (United Arab Emirates)	1,443,234	1,010,033
Telecommunication Services - 3.3%
Bharti Infratel, Ltd. (India)	295,744	1,632,194
China Mobile, Ltd. (Hong Kong)	128,000	1,362,768
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,465,547	813,351
Total Telecommunication Services		3,808,313

	Shares	Value
Utilities - 1.6%
Huaneng Renewables Corp., Ltd., Class H (China)	2,632,000	$918,757
Power Grid Corp. of India, Ltd. (India)	304,601	984,157
Total Utilities		1,902,914
Total Common Stocks (cost $98,123,355)		114,020,639

	Principal Amount
Equity Linked Note - 0.4%
Financials - 0.4%
UBS AG (Shanghai International Airport), 03/30/18 (Switzerland)	$89,889	446,213
Total Equity Linked Note (cost $390,343)		446,213

	Shares
Warrants - 1.3%
Industrials - 0.7%
Shanghai International Airport Co., Ltd., 03/30/18 (China)	174,011	863,617
Information Technology - 0.6%
Hangzhou HIKVision Digital Technology Co., Ltd., 03/19/18 (China)	133,200	706,509
Total Warrants (cost $1,328,471)		1,570,126

	Principal Amount
Short-Term Investments - 0.9%
Repurchase Agreements - 0.0%#2
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $8,405 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67,totaling $8,572)	$8,404	8,404

	Shares
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	1,065,851	1,065,851
Total Short-Term Investments (cost $1,074,255)		1,074,255
Total Investments - 100.5% (cost $100,916,424)		117,111,233
Other Assets, less Liabilities - (0.5)%		(597,554)
Net Assets - 100.0%		$116,513,679

The accompanying notes are an integral part of these financial statements.

AMG Trilogy International Small Cap Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy International Small Cap Fund*	MSCI AC World Index ex-U.S. Small Cap
Industrials	26.3%	20.1%
Financials	17.4%	10.3%
Consumer Discretionary	13.2%	15.8%
Consumer Staples	11.9%	6.4%
Materials	11.4%	10.8%
Information Technology	7.5%	12.0%
Health Care	5.1%	7.2%
Real Estate	2.7%	10.2%
Utilities	0.4%	2.6%
Energy	0.0%	3.6%
Telecommunication Services	0.0%	1.0%
Other Assets and Liabilities	4.1%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Banca IFIS S.p.A.**	3.4%
Speedy Hire PLC**	3.3
Entertainment One, Ltd.**	3.2
Maire Tecnimont S.P.A.	3.0
Wienerberger AG	3.0
Zumtobel Group AG**	2.8
Aldermore Group PLC	2.7
Savills PLC	2.7
Nishio Rent All Co., Ltd.**	2.7
PureCircle, Ltd.	2.7

Top Ten as a Group	29.5%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 13.2%
ASOS PLC (United Kingdom)*	3,695	$278,490
Cie Plastic Omnium, S.A. (France)	9,727	380,684
CyberAgent, Inc. (Japan)	12,700	394,587
Daikyonishikawa Corp. (Japan)	25,700	326,703
Entertainment One, Ltd. (Canada)	174,373	558,522
Nobia AB (Sweden)	25,533	264,049
Smiles, S.A. (Brazil)	6,070	132,700
Total Consumer Discretionary		2,335,735
Consumer Staples - 11.9%
BGF retail Co., Ltd. (South Korea)	1,371	131,989
Cloetta AB (Sweden)	45,383	183,432
Gruma S.A.B de CV, Class B (Mexico)	12,700	169,365
McBride PLC (United Kingdom)	155,220	388,010
Oriflame Holding AG (Switzerland)*	9,483	388,643
PureCircle, Ltd. (Malaysia)*,1	111,309	475,753
Tsuruha Holdings, Inc. (Japan)	3,700	374,541
Total Consumer Staples		2,111,733
Financials - 17.4%
Aldermore Group PLC (United Kingdom)*	144,755	484,722
AURELIUS SE & Co. KGaA (Germany)[1]	9,600	473,873
Banca IFIS S.p.A. (Italy)	13,863	597,999
BPER Banca (Italy)[1]	56,416	308,634
Cerved Information Solutions S.p.A. (Italy)	39,045	416,853
Dongbu Insurance Co., Ltd. (South Korea)	2,222	132,687
Suruga Bank, Ltd. (Japan)	7,500	156,799
Yes Bank, Ltd. (India)	4,905	124,333
Zenkoku Hosho Co., Ltd. (Japan)	10,800	390,690
Total Financials		3,086,590
Health Care - 5.1%
Attendo AB (Sweden)	30,525	311,891
ICON PLC (Iran)*	2,901	245,106
Medical Facilities Corp. (Canada)	14,936	178,022
Osstem Implant Co., Ltd. (South Korea)*	3,615	167,544
Total Health Care		902,563
Industrials - 26.3%
Aichi Corp. (Japan)	41,200	304,392
Bufab AB (Sweden)[1]	26,293	315,067
China Lesso Group Holdings, Ltd. (Cayman Islands)	115,000	91,560

	Shares	Value
Copa Holdings, S.A., Class A (Panama)	1,110	$129,226
FLSmidth & Co. A/S (Germany)	7,413	445,648
Kandenko Co., Ltd. (Japan)	37,000	367,790
Maire Tecnimont S.P.A. (Italy)[1]	134,267	533,464
Nishio Rent All Co., Ltd. (Japan)	15,800	477,840
Penta-Ocean Construction Co., Ltd. (Japan)	54,000	273,570
Qantas Airways, Ltd. (Australia)	111,471	353,349
Sanwa Holdings Corp. (Japan)	28,300	285,269
Speedy Hire PLC (United Kingdom)	805,983	575,457
Zumtobel Group AG (Austria)	23,791	495,414
Total Industrials		4,648,046
Information Technology - 7.5%
Alps Electric Co., Ltd. (Japan)	15,180	446,181
NICE, Ltd., ADR (Israel)	4,462	300,962
Powertech Technology, Inc. (Taiwan)	38,000	119,215
XING AG (Germany)	1,936	452,917
Total Information Technology		1,319,275
Materials - 11.4%
Acacia Mining PLC (United Kingdom)	56,506	289,629
Orica, Ltd. (Australia)	20,109	278,601
Sandfire Resources NL (Australia)	54,426	235,672
Sappi, Ltd. (South Africa)	15,251	113,260
Taiheiyo Cement Corp. (Japan)	104,000	345,610
Wienerberger AG (Austria)	22,539	527,691
Yamana Gold, Inc. (Canada)	81,163	218,210
Total Materials		2,008,673
Real Estate - 2.7%
Savills PLC (United Kingdom)	40,050	481,899
Total Common Stocks (cost $14,456,040)		16,894,514
Preferred Stocks - 0.4%
Consumer Staples - 0.0%#
McBride PLC (United Kingdom)*	2,270,632	2,941
Utilities - 0.4%
Cia de Transmissao de Energia Eletrica Paulista, Preference (Belize)	3,197	62,408
Total Preferred Stocks (cost $72,020)		65,349

The accompanying notes are an integral part of these financial statements.

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 5.0%
Repurchase Agreements - 5.0%[2]
Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to bereceived $891,735 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67,totaling $909,507)	$891,673	$891,673
Total Short-Term Investments (cost $891,673)		891,673

Value
Total Investments - 100.9% (cost $15,419,733)	$17,851,536
Other Liabilities, less Assets - (0.9)%	(163,623)
Net Assets - 100.0%	$17,687,913

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund

Fund Snapshots (unaudited)

April 30, 2017

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Emerging Wealth Equity Fund*	MSCI Emerging Markets Index
Consumer Discretionary	29.5%	10.5%
Financials	25.5%	24.0%
Information Technology	23.7%	25.1%
Consumer Staples	12.1%	6.9%
Materials	3.4%	7.3%
Health Care	1.8%	2.4%
Energy	1.4%	7.2%
Industrials	1.3%	5.8%
Real Estate	0.0%	2.5%
Telecommunication Services	0.0%	5.6%
Utilities	0.0%	2.7%
Other Assets and Liabilities	1.3%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Naspers, Ltd., N Shares**	5.0%
Yum China Holdings, Inc.	5.0
Baidu, Inc.**	4.9
Sands China, Ltd.**	4.9
Alibaba Group Holding, Ltd., Sponsored ADR**	4.4
Sberbank of Russia PJSC	3.9
QUALCOMM, Inc.**	3.8
AIA Group, Ltd.	3.6
LG Household & Health Care, Ltd.	3.1
PICC Property & Casualty Co., Ltd., Class H	3.1

Top Ten as a Group	41.7%

**	Top Ten Holdings as of October 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2017

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 28.4%
BorgWarner, Inc. (United States)	5,728	$242,180
Ctrip.com International, Ltd., ADR (China)*	23,626	1,193,349
Hermes International (France)	421	201,268
LVMH Moet Hennessy Louis Vuitton SE (France)	913	225,392
Maruti Suzuki India, Ltd. (India)	14,319	1,451,306
Mr Price Group, Ltd. (South Africa)	18,123	213,034
Naspers, Ltd., N Shares (South Africa)	15,588	2,964,082
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	4,977	321,216
NIKE, Inc., Class B (United States)	4,106	227,513
The Priceline Group, Inc. (United States)*	331	611,297
Samsonite International, S.A. (United States)	467,700	1,804,742
Sands China, Ltd. (Macau)	636,000	2,880,534
Starbucks Corp. (United States)	10,982	659,579
The Walt Disney Co. (United States)	1,705	197,098
Yum China Holdings, Inc. (United States)*	86,452	2,949,742
Yum! Brands, Inc. (United States)	9,708	638,301
Total Consumer Discretionary		16,780,633
Consumer Staples - 12.1%
Ambev, S.A., ADR (Brazil)	171,543	982,941
Bid Corp., Ltd. (South Africa)	38,401	813,527
Gruma S.A.B de CV, Class B (Mexico)	115,200	1,536,286
Kweichow Moutai Co., Ltd. (Switzerland)	3,000	179,744
LG Household & Health Care, Ltd. (South Korea)	2,438	1,853,988
Shoprite Holdings, Ltd. (South Africa)	9,517	149,304
Uni-President Enterprises Corp. (Taiwan)	381,000	703,324
Wal-Mart de Mexico SAB de CV (Mexico)	396,800	893,710
Total Consumer Staples		7,112,824
Energy - 1.4%
Schlumberger, Ltd. (United States)	11,404	827,816
Financials - 25.5%
AIA Group, Ltd. (Hong Kong)	309,400	2,141,492
Bank Mandiri Persero Tbk PT (Indonesia)	348,300	304,801
BB Seguridade Participacoes, S.A. (Brazil)	86,285	810,098
China Construction Bank Corp., Class H (China)	1,660,000	1,347,362
China Merchants Bank Co., Ltd. (Switzerland)	74,000	191,735
Credicorp, Ltd. (Peru)	2,037	313,005

	Shares	Value
FirstRand, Ltd. (South Africa)	149,484	$557,698
HDFC Bank, Ltd., ADR (India)	16,593	1,320,969
Housing Development Finance Corp., Ltd. (India)	38,840	927,304
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,537,000	1,001,918
Kasikornbank PCL, NVDR (Thailand)	166,100	887,602
PICC Property & Casualty Co., Ltd., Class H (China)	1,138,000	1,829,349
Sberbank of Russia PJSC, Sponsored ADR (Russia)	192,997	2,300,880
Turkiye Garanti Bankasi A.S. (Turkey)	410,421	1,107,912
Total Financials		15,042,125
Health Care - 1.8%
Fresenius SE & Co. KGaA (Germany)	3,199	259,536
Novo Nordisk A/S, Class B (Germany)	11,065	430,836
Richter Gedeon Nyrt (Hungary)	7,794	188,741
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H (Switzerland)	49,000	184,728
Total Health Care		1,063,841
Industrials - 1.3%
FANUC Corp. (Japan)	600	122,158
Havells India, Ltd. (India)	68,788	517,791
KOC Holding A.S. (Turkey)	26,970	126,753
Total Industrials		766,702
Information Technology - 23.7%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	22,649	2,615,960
Baidu, Inc., Sponsored ADR (China)*	16,112	2,903,866
Cielo, S.A. (Brazil)	133,042	1,010,161
Delta Electronics, Inc. (Taiwan)	15,000	84,431
Infineon Technologies AG (Germany)	30,493	630,278
Lenovo Group, Ltd. (China)	1,728,000	1,104,787
MasterCard, Inc., Class A (United States)	4,976	578,808
QUALCOMM, Inc. (United States)	42,228	2,269,333
Samsung Electronics Co., Ltd., GDR (South Korea)	902	885,083
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	27,364	904,928
Tencent Holdings, Ltd. (Switzerland)	32,200	1,008,934
Total Information Technology		13,996,569

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.4%
Asian Paints, Ltd. (India)	95,433	$1,663,418
Chr Hansen Holding A/S (Germany)	5,149	346,909
Total Materials		2,010,327
Total Common Stocks (cost $49,803,875)		57,600,837
Preferred Stocks - 1.1%
Consumer Discretionary - 1.1%
Lojas Americanas, S.A. (Brazil) (cost $530,661)	123,759	653,097

	Shares	Value
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%[3]	393,034	$393,034
Total Other Investment Companies (cost $393,034)		393,034
Total Investments - 99.4% (cost $50,727,570)		58,646,968
Other Assets, less Liabilities - 0.6%		346,823
Net Assets - 100.0%		$58,993,791

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$35,201,505	$10,572,302	$(1,149,726)	$9,422,576
AMG Trilogy Emerging Markets Equity Fund	102,651,514	20,291,704	(5,831,985)	14,459,719
AMG Trilogy International Small Cap Fund	15,445,803	3,146,337	(740,604)	2,405,733
AMG Trilogy Emerging Wealth Equity Fund	51,092,122	8,161,314	(606,468)	7,554,846

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to the following:

	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$647,182	1.4%
AMG Trilogy Emerging Markets Equity Fund	7,327	0.0%
AMG Trilogy International Small Cap Fund	848,944	4.8%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†	MSCI World Index
Australia	0.0%	2.7%
Austria	0.0%	0.1%
Belgium	0.0%	0.5%
Brazil	1.0%	0.0%
Canada	0.0%	3.6%
China	2.0%	0.0%
Denmark	0.7%	0.6%
Finland	0.0%	0.4%
France	1.3%	3.7%
Germany	4.7%	3.4%
Hong Kong	1.0%	1.3%
India	3.2%	0.0%
Ireland	3.2%	0.2%
Israel	0.0%	0.3%
Italy	1.3%	0.7%
Japan	11.7%	9.2%
Netherlands	2.5%	1.2%
New Zealand	0.0%	0.1%
Norway	0.3%	0.2%
Portugal	0.2%	0.1%
Russia	0.3%	0.0%
Singapore	0.0%	0.5%
South Korea	4.8%	0.0%
Spain	0.0%	1.2%
Sweden	0.0%	1.0%
Switzerland	3.5%	3.2%
Taiwan	0.8%	0.0%
United Kingdom	4.3%	6.5%
United States	53.2%	59.3%

	100.0%	100.0%

Country	AMG Trilogy Emerging Markets Equity Fund†	MSCI Emerging Markets Index
Brazil	7.4%	7.4%
Chile	1.0%	1.2%
China	22.1%	27.1%
Colombia	0.9%	0.4%
Czech Republic	0.0%	0.2%
Egypt	0.0%	0.1%
Greece	0.0%	0.3%
Hong Kong	3.5%	0.0%
Hungary	0.9%	0.3%
India	7.7%	8.9%
Indonesia	1.6%	2.6%
Macau	0.9%	0.0%
Malaysia	0.0%	2.5%
Mexico	3.7%	3.6%
Panama	0.7%	0.0%
Peru	1.3%	0.4%
Philippines	1.2%	1.2%
Poland	0.0%	1.3%
Qatar	0.0%	0.8%
Russia	8.4%	3.7%
South Africa	6.2%	6.8%
South Korea	15.6%	14.9%
Switzerland	0.4%	0.0%
Taiwan	9.8%	12.3%
Thailand	2.3%	2.2%
Turkey	1.2%	1.1%
United Arab Emirates	0.9%	0.7%
United States	2.3%	0.0%

	100.0%	100.0%

†	As a percentage of long-term investments on April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	AMG Trilogy
	International	MSCI ACWI
Country	Small Cap Fund†	ex-U.S. Small Cap
Australia	5.1%	4.5%
Austria	6.0%	0.6%
Belgium	0.0%	1.4%
Belize	0.4%	0.0%
Brazil	0.8%	1.0%
Canada	5.6%	7.0%
Cayman Islands	0.5%	0.0%
Chile	0.0%	0.2%
China	0.0%	4.8%
Columbia	0.0%	0.1%
Denmark	0.0%	1.1%
Egypt	0.0%	0.1%
Finland	0.0%	1.1%
France	2.2%	3.1%
Germany	8.1%	4.6%
Greece	0.0%	0.1%
Hong Kong	0.0%	1.6%
India	0.7%	3.1%
Indonesia	0.0%	0.5%
Ireland	0.0%	0.7%
Iran	1.5%	0.0%
Israel	1.8%	1.1%
Italy	10.9%	3.0%
Japan	24.4%	21.5%
Malaysia	2.8%	0.7%
Mexico	1.0%	0.6%
Netherlands	0.0%	1.5%
New Zealand	0.0%	0.7%
Norway	0.0%	1.1%
Panama	0.8%	0.0%
Philippines	0.0%	0.3%
Poland	0.0%	0.3%
Portugal	0.0%	0.3%
Qatar	0.0%	0.1%
Russia	0.0%	0.2%
Singapore	0.0%	1.2%
South Africa	0.7%	1.2%
South Korea	2.6%	3.7%
Spain	0.0%	1.8%
Sweden	6.3%	3.7%
Switzerland	2.3%	3.5%
Taiwan	0.7%	3.9%
Thailand	0.0%	0.8%
Turkey	0.0%	0.2%
United Arab Emirates	0.0%	0.1%
United Kingdom	14.8%	12.9%

	100.0%	100.0%

	AMG Trilogy
	Emerging Wealth	MSCI Emerging
Country	Equity Fund†	Markets Index
Brazil	5.9%	7.4%
Chile	0.0%	1.2%
China	21.1%	27.1%
Colombia	0.0%	0.4%
Czech Republic	0.0%	0.2%
Egypt	0.0%	0.1%
France	0.7%	0.0%
Germany	2.9%	0.0%
Greece	0.0%	0.3%
Hong Kong	3.7%	0.0%
Hungary	0.4%	0.3%
India	10.1%	8.9%
Indonesia	0.5%	2.6%
Japan	0.2%	0.0%
Macau	4.9%	0.0%
Malaysia	0.0%	2.5%
Mexico	4.2%	3.6%
Peru	0.5%	0.4%
Phillipines	0.0%	1.2%
Poland	0.0%	1.3%
Qatar	0.0%	0.8%
Russia	3.9%	3.7%
South Africa	8.1%	6.8%
South Korea	4.8%	14.9%
Switzerland	2.7%	0.0%
Taiwan	2.9%	12.3%
Thailand	1.5%	2.2%
Turkey	2.1%	1.1%
United Arab Emirates	0.0%	0.7%
United States	18.9%	0.0%

	100.0%	100.0%

†	As a percentage of long-term investments on April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of April 30, 2017: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$8,209,037	$2,629,923	—	$10,838,960
Financials	4,233,753	3,668,756	—	7,902,509
Consumer Discretionary	3,872,187	2,976,402	—	6,848,589
Health Care	3,358,277	1,568,709	—	4,926,986
Industrials	2,353,198	1,594,310	—	3,947,508
Consumer Staples	1,434,549	1,963,410	—	3,397,959
Energy	1,431,522	783,600	—	2,215,122
Materials	424,954	1,133,698	—	1,558,652
Telecommunication Services	—	1,088,406	—	1,088,406
Utilities	223,181	—	—	223,181
Preferred Stocks†	—	202,735	—	202,735
Warrants††	—	327,852	—	327,852
Short-Term Investments
Repurchase Agreements	—	677,110	—	677,110
Other Investment Companies	468,512	—	—	468,512

Total Investments in Securities	$26,009,170	$18,614,911	—	$44,624,081

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$11,083,012	$19,224,361	—	$30,307,373
Information Technology	9,396,585	18,726,656	—	28,123,241
Consumer Discretionary	3,551,405	14,606,825	—	18,158,230
Consumer Staples	2,184,465	5,632,919	—	7,817,384
Industrials	2,094,038	5,029,645	—	7,123,683
Energy	2,371,854	3,938,703	—	6,310,557
Materials	537,072	5,108,848	—	5,645,920
Health Care	523,094	3,289,897	—	3,812,991
Telecommunication Services	—	3,808,313	—	3,808,313
Utilities	—	1,902,914	—	1,902,914
Real Estate	—	1,010,033	—	1,010,033
Equity Linked Note††	—	446,213	—	446,213
Warrants††	—	1,570,126	—	1,570,126
Short-Term Investments
Repurchase Agreements	—	8,404	—	8,404
Other Investment Companies	1,065,851	—	—	1,065,851

Total Investments in Securities	$32,807,376	$84,303,857	—	$117,111,233

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$129,226	$4,518,820	—	$4,648,046
Financials	597,999	2,488,591	—	3,086,590
Consumer Discretionary	691,222	1,644,513	—	2,335,735
Consumer Staples	1,605,203	506,530	—	2,111,733
Materials	218,210	1,790,463	—	2,008,673
Information Technology	300,962	1,018,313	—	1,319,275
Health Care	735,019	167,544	—	902,563
Real Estate	481,899	—	—	481,899
Preferred Stocks
Utilities	62,408	—	—	62,408
Consumer Staples	—	2,941	—	2,941
Short-Term Investments
Repurchase Agreements	—	891,673	—	891,673

Total Investments in Securities	$4,822,148	$13,029,388	—	$17,851,536

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Wealth Equity Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$7,040,275	$9,740,358	—	$16,780,633
Financials	2,444,072	12,598,053	—	15,042,125
Information Technology	10,283,056	3,713,513	—	13,996,569
Consumer Staples	3,412,937	3,699,887	—	7,112,824
Materials	—	2,010,327	—	2,010,327
Health Care	—	1,063,841	—	1,063,841
Energy	827,816	—	—	827,816
Industrials	—	766,702	—	766,702
Preferred Stocks†	653,097	—	—	653,097
Other Investment Companies	393,034	—	—	393,034

Total Investments in Securities	$25,054,287	$33,592,681	—	$58,646,968

†	All preferred stocks held in AMG Trilogy Global Equity Fund are Level 2 securities and all preferred stocks held in AMG Trilogy Emerging Wealth Equity Fund are Level 1 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All warrants and equity linked notes are Level 2 securities. For a detailed breakout of the warrants and equity linked notes by major industry classification, please refer to the respective Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

As of April 30, 2017, the following Funds had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2
AMG Trilogy Global Equity Fund
Assets:
Warrants	—	$(64,423)	$64,423	—

	Transfer	Transfer out of	Transfer into	Transfer out of
	into Level 1	Level 1[1]	Level 2[1]	Level 2
AMG Trilogy Emerging Markets Equity Fund
Assets:
Common Stocks	—	$(463,748)	$463,748	—

	Transfer	Transfer out of	Transfer into	Transfer out of
	into Level 1[1]	Level 1	Level 2	Level 2[1]
AMG Trilogy International Small Cap Fund
Assets:
Common Stocks	$1,554,914	—	—	$(1,554,914)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to the Financial Statements.)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank and GDR (Global Depositary Receipt) are comparable, but foreign securities are held on deposit in a non-U.S. bank. The values of the ADR/GDR securities are determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

NVDR: NVDR after the name of a holding stands for Non-Voting Depositary Receipt. Investors receive the same financial benefits as those who invest in the company’s ordinary shares but without the involvement in company decision-making.

PJSC: Public Joint Stock Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2017

	AMG Trilogy Global Equity Fund	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy International Small Cap Fund	AMG Trilogy Emerging Wealth Equity Fund
Assets:
Investments at value* (including securities on loan valued at $647,182, $7,327, $848,944 and $0, respectively)	$44,624,081	$117,111,233	$17,851,536	$58,646,968
Cash	10,827	—	—	—
Foreign currency**	24,210	179,294	180,965	159,594
Receivable for investments sold	2,938,117	—	763,870	653,833
Dividends, interest and other receivables	121,472	142,676	75,997	48,854
Receivable for Fund shares sold	47	9,813	—	—
Receivable from affiliate	—	—	8,700	—
Prepaid expenses	37,379	37,153	31,955	43,337
Total assets	47,756,133	117,480,169	18,913,023	59,552,586
Liabilities:
Due to Custodian	—	12	51,705	—
Payable upon return of securities loaned	677,110	8,404	891,673	—
Payable for Fund shares repurchased	918,664	—	207,731	359,518
Payable for foreign capital gains tax	18,816	94,080	—	87,493
Payable for investments purchased	755,999	670,672	—	—
Accrued expenses:
Investment advisory and management fees	11,834	51,626	12,549	26,593
Administrative fees	5,917	14,080	2,215	7,253
Shareholder servicing fees—Class N	3	51	12	2
Shareholder servicing fees—Class I	2,997	221	818	1,229
Distribution fees—Class N	6	85	19	2
Trustees fees and expenses	808	1,770	267	884
Due to affiliate	—	—	—	3,985
Other	90,044	125,489	58,121	71,836
Total liabilities	2,482,198	966,490	1,225,110	558,795
Net Assets	$45,273,935	$116,513,679	$17,687,913	$58,993,791
* Investments at cost	$34,871,385	$100,916,424	$15,419,733	$50,727,570
** Foreign currency at cost	$24,146	$174,509	$178,050	$159,278

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

		AMG Trilogy
	AMG	Emerging	AMG Trilogy	AMG Trilogy
	Trilogy Global	Markets	International	Emerging Wealth
	Equity Fund	Equity Fund	Small Cap Fund	Equity Fund
Net Assets Represent:
Paid-in capital	$37,775,421	$116,179,922	$15,185,792	$51,451,241
Undistributed net investment income	74,622	319,290	5,937	120,879
Accumulated net realized gain (loss) from investments and foreign currency transactions	(2,308,739)	(16,090,248)	60,951	(410,332)
Net unrealized appreciation of investments and foreign currency translations	9,732,631	16,104,715	2,435,233	7,832,003
Net Assets	$45,273,935	$116,513,679	$17,687,913	$58,993,791
Class N:
Net Assets	$33,753	$438,073	$98,886	$12,092
Shares outstanding	3,115	51,171	9,294	1,103
Net asset value, offering and redemption price per share	$10.84	$8.56	$10.64	$10.96
Class I:
Net Assets	$33,469,940	$1,823,288	$8,438,196	$13,692,837
Shares outstanding	3,122,291	213,323	787,952	1,249,685
Net asset value, offering and redemption price per share	$10.72	$8.55	$10.71	$10.96
Class Z:
Net Assets	$11,770,242	$114,252,318	$9,150,831	$45,288,862
Shares outstanding	1,100,909	13,438,889	853,462	4,131,770
Net asset value, offering and redemption price per share	$10.69	$8.50	$10.72	$10.96

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended April 30, 2017

	AMG Trilogy Global Equity Fund	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy International Small Cap Fund	AMG Trilogy Emerging Wealth Equity Fund
Investment Income:
Dividend income	$412,832	$1,143,012	$130,660	$438,796
Securities lending income	1,951	3,080	5,524	369
Foreign withholding tax	(24,078)	(140,256)	(11,514)	(24,912)
Total investment income	390,705	1,005,836	124,670	414,253
Expenses:
Investment advisory and management fees	75,923	291,924	75,918	140,309
Administrative fees	37,962	79,616	13,397	38,266
Shareholder servicing fees—Class N	29	442	128	8
Shareholder servicing fees—Class I	19,847	1,041	5,252	7,902
Distribution fees—Class N	34	512	147	13
Custodian fees	22,116	47,979	14,732	19,499
Professional fees	20,562	25,025	18,624	19,884
Registration fees	20,687	22,327	20,297	25,189
Transfer agent fees	12,849	1,674	3,556	5,964
Reports to shareholders	7,304	8,344	4,546	5,358
Trustees fees and expenses	2,306	4,448	844	2,039
Miscellaneous	1,626	2,223	1,164	1,299
Repayments for prior reimbursements	—	—	—	10,101
Total expenses before offsets	221,245	485,555	158,605	275,831
Expense reimbursements	—	—	(54,832)	(46)
Net expenses	221,245	485,555	103,773	275,785
Net investment income	169,460	520,281	20,897	138,468
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,992,814	779,004	612,684	1,468,660
Net realized gain (loss) on foreign currency transactions	(3,210)	26,779	(9,815)	(16,433)
Net change in unrealized appreciation (depreciation) of investments	5,159,559	8,861,561	2,083,637	3,050,110
Net change in unrealized appreciation (depreciation) on foreign currency translations	3,078	4,776	(116,430)	251,219
Net realized and unrealized gain	7,152,241	9,672,120	2,570,076	4,753,556
Net increase in net assets resulting from operations	$7,321,701	$10,192,401	$2,590,973	$4,892,024

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016

	AMG Trilogy Global Equity Fund#		AMG Trilogy Emerging Markets Equity Fund#
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$169,460	$560,827	$520,281	$1,187,410
Net realized gain (loss) on investments and foreign currency transactions	1,989,604	(4,119,993)	805,783	(6,550,155)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	5,162,637	1,183,660	8,866,337	16,201,121
Net increase (decrease) in net assets resulting from operations	7,321,701	(2,375,506)	10,192,401	10,838,376
Distributions to Shareholders:
From net investment income:
Class N	(135)	(190)	(3,563)	(298)
Class I	(458,224)	(512,937)	(13,706)	(6,337)
Class Z	(127,812)	(136,766)	(1,230,808)	(1,048,317)
From net realized gain on investments:
Class N	—	(3,529)	—	—
Class I	—	(4,558,430)	—	—
Class Z	—	(1,103,571)	—	—
Total distributions to shareholders	(586,171)	(6,315,423)	(1,248,077)	(1,054,952)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(12,329,066)	(150,440)	3,715,250	(2,622,423)
Total increase (decrease) in net assets	(5,593,536)	(8,841,369)	12,659,574	7,161,001
Net Assets:
Beginning of period	50,867,471	59,708,840	103,854,105	96,693,104
End of period	$45,273,935	$50,867,471	$116,513,679	$103,854,105
End of period undistributed net investment income	$74,622	$491,333	$319,290	$1,047,086

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016

	AMG Trilogy International		AMG Trilogy Emerging Wealth
	Small Cap Fund#		Equity Fund#
	April 30,	October 31,	April 30,	October 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$20,897	$143,480	$138,468	$353,811
Net realized gain (loss) on investments and foreign currency transactions	602,869	(527,957)	1,452,227	(1,388,156)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	1,967,207	(139,803)	3,301,329	5,827,848
Net increase (decrease) in net assets resulting from operations	2,590,973	(524,280)	4,892,024	4,793,503
Distributions to Shareholders:
From net investment income:
Class N	(496)	(128)	(43)	—
Class I	(77,952)	(54,509)	(110,149)	(41,684)
Class Z	(74,859)	(66,596)	(269,406)	(37,036)
From net realized gain on investments:
Class N	—	(3,212)	—	—
Class I	—	(263,499)	—	—
Class Z	—	(262,341)	—	—
Total distributions to shareholders	(153,307)	(650,285)	(379,598)	(78,720)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(2,885,306)	(3,209,392)	7,055,132	12,488,604
Total increase (decrease) in net assets	(447,640)	(4,383,957)	11,567,558	17,203,387
Net Assets:
Beginning of period	18,135,553	22,519,510	47,426,233	30,222,846
End of period	$17,687,913	$18,135,553	$58,993,791	$47,426,233
End of period undistributed net investment income	$5,937	$138,347	$120,879	$362,009

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,				For the fiscal period ended
Class N	(unaudited)	2016#	2015	2014	2013	October 31, 2012*
Net Asset Value, Beginning of Period	$9.44	$11.01	$11.45	$12.06	$9.76	$10.02
Income (loss) from Investment Operations:
Net investment income[1,2]	0.02	0.06	0.07	0.10	0.10	0.07
Net realized and unrealized gain (loss) on investments	1.43	(0.51)	0.17	0.39	2.27	(0.33)
Total income (loss) from investment operations	1.45	(0.45)	0.24	0.49	2.37	(0.26)
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.06)	—	(0.09)	(0.07)	—
Net realized gain on investments	—	(1.06)	(0.68)	(1.01)	—	—
Total distributions to shareholders	(0.05)	(1.12)	(0.68)	(1.10)	(0.07)	—
Net Asset Value, End of Period	$10.84	$9.44	$11.01	$11.45	$12.06	$9.76
Total Return[2]	15.34%[4,7]	(4.26)%	2.12%	4.22%	24.47%	(2.59)%[4]
Ratio of net expenses to average net assets	1.26%[5]	1.29%	1.24%	1.21%[13]	1.18%[6,13]	1.05%[5,14]
Ratio of gross expenses to average net assets[3]	1.26%[5]	1.29%	1.24%	1.22%	1.19%[6]	1.07%[5]
Ratio of net investment income to average net assets[2]	0.33%[5]	0.64%	0.58%	0.86%	0.90%[6]	1.04%[5]
Portfolio turnover	25%[4]	48%	49%	49%	58%	78%[4]
Net assets at end of period (000’s omitted)	$34	$36	$39	$37	$626	$13

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class I	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.38	$10.97	$11.52	$12.13	$9.79	$9.02
Income (loss) from Investment Operations:
Net investment income[1,2]	0.03	0.10	0.12	0.17	0.13	0.08
Net realized and unrealized gain (loss) on investments	1.42	(0.52)	0.18	0.37	2.29	0.72
Total income (loss) from investment operations	1.45	(0.42)	0.30	0.54	2.42	0.80
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.12)	(0.16)	(0.13)	(0.08)	(0.03)
Net realized gain on investments	—	(1.05)	(0.69)	(1.02)	—	—
Total distributions to shareholders	(0.11)	(1.17)	(0.85)	(1.15)	(0.08)	(0.03)
Net Asset Value, End of Period	$10.72	$9.38	$10.97	$11.52	$12.13	$9.79
Total Return[2]	15.55%[4,7]	(3.90)%	2.66%	4.57%	24.84%	8.91%
Ratio of net expenses to average net assets	0.90%[5]	0.89%	0.83%	0.81%[13]	0.78%[6,13]	1.02%[14]
Ratio of gross expenses to average net assets[3]	0.90%[5]	0.89%	0.83%	0.82%	0.79%[6]	1.04%
Ratio of net investment income to average net assets[2]	0.64%[5]	1.03%	1.05%	1.44%	1.20%[6]	0.85%
Portfolio turnover	25%[4]	48%	49%	49%	58%	78%
Net assets at end of period (000’s omitted)	$33,470	$40,700	$48,134	$56,773	$53,740	$59,584

AMG Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class Z	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.35	$10.95	$11.50	$12.10	$9.78	$9.03
Income (loss) from Investment Operations:
Net investment income[1,2]	0.04	0.11	0.13	0.17	0.14	0.09
Net realized and unrealized gain (loss) on investments	1.42	(0.53)	0.19	0.38	2.27	0.70
Total income (loss) from investment operations	1.46	(0.42)	0.32	0.55	2.41	0.79
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.13)	(0.18)	(0.14)	(0.09)	(0.04)
Net realized gain on investments	—	(1.05)	(0.69)	(1.01)	—	—
Total distributions to shareholders	(0.12)	(1.18)	(0.87)	(1.15)	(0.09)	(0.04)
Net Asset Value, End of Period	$10.69	$9.35	$10.95	$11.50	$12.10	$9.78
Total Return[2]	15.59%[4,7]	(3.91)%[7]	2.77%	4.75%[7]	24.87%[7]	8.76%
Ratio of net expenses to average net assets	0.80%[5]	0.79%	0.72%	0.71%[13]	0.68%[6,13]	0.85%[14]
Ratio of gross expenses to average net assets[3]	0.80%[5]	0.79%	0.72%	0.72%	0.69%[6]	0.87%
Ratio of net investment income to average net assets[2]	0.78%[5]	1.15%	1.16%	1.51%	1.25%[6]	0.92%
Portfolio turnover	25%[4]	48%	49%	49%	58%	78%
Net assets at end of period (000’s omitted)	$11,770	$10,131	$11,535	$14,670	$13,984	$12,998

AMG Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,				For the fiscal period ended
Class N	(unaudited)	2016#	2015	2014	2013	October 31, 2012*
Net Asset Value, Beginning of Period	$7.91	$7.23	$8.83	$8.73	$8.57	$9.35
Income (loss) from Investment Operations:
Net investment income[1,2]	0.02	0.06	0.06	0.11 [8]	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.70	0.66	(1.66)	0.02	0.14	(0.86)
Total income (loss) from investment operations	0.72	0.72	(1.60)	0.13	0.22	(0.78)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.04)	—	(0.03)	(0.06)	—
Net Asset Value, End of Period	$8.56	$7.91	$7.23	$8.83	$8.73	$8.57
Total Return[2]	9.20%[4]	10.01%[7]	(18.12)%[7]	1.55%	2.51%[7]	(8.34)%[4,7]
Ratio of net expenses to average net assets	1.38%[5]	1.44%	1.45%	1.42%[13]	1.55%[9,10,13]	1.30%[5]
Ratio of gross expenses to average net assets[3]	1.38%[5]	1.44%	1.45%	1.43%	1.56%[9,10]	1.31%[5]
Ratio of net investment income to average net assets[2]	0.47%[5]	0.81%	0.76%	1.30%	1.00%[9,10]	1.37%[5]
Portfolio turnover	14%[4]	33%	45%	35%	47%	32%[4]
Net assets at end of period (000’s omitted)	$438	$497	$57	$79	$291	$9

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class I	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.90	$7.19	$8.88	$8.78	$8.58	$8.62
Income (loss) from Investment Operations:
Net investment income[1,2]	0.04	0.08	0.05	0.12 [8]	0.07	0.11
Net realized and unrealized gain (loss) on investments	0.70	0.67	(1.62)	0.04	0.17	(0.14)
Total income (loss) from investment operations	0.74	0.75	(1.57)	0.16	0.24	(0.03)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.04)	(0.12)	(0.06)	(0.04)	(0.01)
Net Asset Value, End of Period	$8.55	$7.90	$7.19	$8.88	$8.78	$8.58
Total Return[2]	9.49%[4]	10.48%	(17.82)%	1.85%	2.82%	(0.33)%
Ratio of net expenses to average net assets	1.06%[5]	1.07%	1.00%	1.04%[13]	1.15%[9,10,13]	1.25%
Ratio of gross expenses to average net assets[3]	1.06%[5]	1.07%	1.00%	1.05%	1.16%[9,10]	1.26%
Ratio of net investment income to average net assets[2]	0.94%[5]	1.14%	0.65%	1.37%	0.84%[9,10]	1.29%
Portfolio turnover	14%[4]	33%	45%	35%	47%	32%
Net assets at end of period (000’s omitted)	$1,823	$1,271	$1,203	$26,239	$28,093	$15,710

AMG Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class Z	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.86	$7.20	$8.89	$8.78	$8.59	$8.62
Income (loss) from Investment Operations:
Net investment income[1,2]	0.04	0.09	0.09	0.13 [8]	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.69	0.65	(1.65)	0.05	0.17	(0.12)
Total income (loss) from investment operations	0.73	0.74	(1.56)	0.18	0.25	(0.02)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.08)	(0.13)	(0.07)	(0.06)	(0.01)
Net Asset Value, End of Period	$8.50	$7.86	$7.20	$8.89	$8.78	$8.59
Total Return[2]	9.52%[4]	10.52%[7]	(17.69)%[7]	2.05%[7]	2.85%[7]	(0.20)%
Ratio of net expenses to average net assets	0.91%[5]	0.94%	0.95%	0.92%[13]	1.05%[9,10,13]	1.05%
Ratio of gross expenses to average net assets[3]	0.91%[5]	0.94%	0.95%	0.93%	1.06%[9,10]	1.06%
Ratio of net investment income to average net assets[2]	0.98%[5]	1.25%	1.18%	1.53%	0.93%[9,10]	1.18%
Portfolio turnover	14%[4]	33%	45%	35%	47%	32%
Net assets at end of period (000’s omitted)	$114,253	$102,086	$95,434	$110,366	$103,538	$75,201

AMG Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class N	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.28	$9.80	$10.40	$11.05	$9.22	$8.33
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.01)	0.02	0.02	0.08 [8]	0.04 [12]	0.10
Net realized and unrealized gain (loss) on investments	1.41	(0.30)	0.05	(0.39)	1.90	0.82
Total income (loss) from investment operations	1.40	(0.28)	0.07	(0.31)	1.94	0.92
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.01)	—	(0.34)	(0.11)	(0.03)
Net realized gain on investments	—	(0.23)	(0.67)	—	—	—
Total distributions to shareholders	(0.04)	(0.24)	(0.67)	(0.34)	(0.11)	(0.03)
Net Asset Value, End of Period	$10.64	$9.28	$9.80	$10.40	$11.05	$9.22
Total Return[2]	15.13%[4]	(2.93)%	0.90%	(2.93)%[7]	21.26%[7]	11.13%
Ratio of net expenses to average net assets	1.57%[5]	1.60%	1.60%	1.60%	1.62%[11]	1.35%
Ratio of gross expenses to average net assets[3]	2.18%[5]	2.12%	2.08%	2.00%	1.92%[11]	1.92%
Ratio of net investment income (loss) to average net assets[2]	(0.19)%[5]	0.27%	0.15%	0.75%	0.42%[11]	1.16%
Portfolio turnover	53%[4]	80%	68%	65%	61%	56%
Net assets at end of period (000’s omitted)	$99	$123	$136	$155	$4,915	$157

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class I	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.36	$9.89	$10.45	$11.09	$9.22	$8.33
Income (loss) from Investment Operations:
Net investment income[1,2]	0.01	0.06	0.06	0.15 [8]	0.08 [12]	0.10
Net realized and unrealized gain (loss) on investments	1.42	(0.31)	0.06	(0.42)	1.90	0.83
Total income (loss) from investment operations	1.43	(0.25)	0.12	(0.27)	1.98	0.93
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.05)	—	(0.37)	(0.11)	(0.04)
Net realized gain on investments	—	(0.23)	(0.68)	—	—	—
Total distributions to shareholders	(0.08)	(0.28)	(0.68)	(0.37)	(0.11)	(0.04)
Net Asset Value, End of Period	$10.71	$9.36	$9.89	$10.45	$11.09	$9.22
Total Return[2]	15.37%[4]	(2.60)%	1.33%	(2.56)%[7]	21.70%[7]	11.23%
Ratio of net expenses to average net assets	1.21%[5]	1.21%	1.21%	1.21%	1.22%[11]	1.29%
Ratio of gross expenses to average net assets[3]	1.82%[5]	1.73%	1.69%	1.61%	1.52%[11]	1.89%
Ratio of net investment income to average net assets[2]	0.18%[5]	0.64%	0.59%	1.35%	0.82%[11]	1.10%
Portfolio turnover	53%[4]	80%	68%	65%	61%	56%
Net assets at end of period (000’s omitted)	$8,438	$9,876	$11,250	$10,513	$13,206	$3,825

AMG Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2017	For the fiscal years ended October 31,
Class Z	(unaudited)	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.38	$9.91	$10.46	$11.10	$9.23	$8.33
Income (loss) from Investment Operations:
Net investment income[1,2]	0.01	0.07	0.07	0.16 [8]	0.10 [12]	0.09
Net realized and unrealized gain (loss) on investments	1.42	(0.31)	0.06	(0.42)	1.89	0.85
Total income (loss) from investment operations	1.43	(0.24)	0.13	(0.26)	1.99	0.94
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.06)	—	(0.38)	(0.12)	(0.04)
Net realized gain on investments	—	(0.23)	(0.68)	—	—	—
Total distributions to shareholders	(0.09)	(0.29)	(0.68)	(0.38)	(0.12)	(0.04)
Net Asset Value, End of Period	$10.72	$9.38	$9.91	$10.46	$11.10	$9.23
Total Return[2]	15.36%[4]	(2.47)%	1.44%	(2.47)%[7]	21.88%[7]	11.39%
Ratio of net expenses to average net assets	1.10%[5]	1.10%	1.10%	1.10%	1.12%[11]	1.10%
Ratio of gross expenses to average net assets[3]	1.71%[5]	1.62%	1.58%	1.50%	1.42%[11]	1.82%
Ratio of net investment income to average net assets[2]	0.31%[5]	0.76%	0.65%	1.45%	1.04%[11]	1.09%
Portfolio turnover	53%[4]	80%	68%	65%	61%	56%
Net assets at end of period (000’s omitted)	$9,151	$8,136	$11,133	$13,103	$15,085	$12,552

AMG Trilogy Emerging Wealth Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended	For the fiscal	For the fiscal
	April 30, 2017	year ended	period ended
Class N	(unaudited)	October 31, 2016#	October 31, 2015##
Net Asset Value, Beginning of Period	$10.13	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[1,2]	0.01	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.86	0.74	(0.70)
Total income (loss) from investment operations	0.87	0.79	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.04)	—	—
Net Asset Value, End of Period	$10.96	$10.13	$9.34
Total Return[2]	8.68%[4]	8.46%	(6.60)%[4]
Ratio of net expenses to average net assets	1.46%[5]	1.44%	1.33%[5]
Ratio of gross expenses to average net assets[3]	1.46%[5]	1.53%	1.65%[5]
Ratio of net investment income to average net assets[2]	0.17%[5]	0.51%	0.65%[5]
Portfolio turnover	35%[4]	58%	45%[4]
Net assets at end of period (000’s omitted)	$12	$10	$9

	For the six
	months ended	For the fiscal	For the fiscal
	April 30, 2017	year ended	period ended
Class I	(unaudited)	October 31, 2016#	October 31, 2015##
Net Asset Value, Beginning of Period	$10.14	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[1,2]	0.02	0.07	0.04
Net realized and unrealized gain (loss) on investments	0.87	0.75	(0.70)
Total income (loss) from investment operations	0.89	0.82	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.02)	—
Net Asset Value, End of Period	$10.96	$10.14	$9.34
Total Return[2]	8.86%[4]	8.77%	(6.60)%[4]
Ratio of net expenses to average net assets	1.15%[5]	1.16%	1.16%[5]
Ratio of gross expenses to average net assets[3]	1.15%[5]	1.24%	1.45%[5]
Ratio of net investment income to average net assets[2]	0.45%[5]	0.79%	0.61%[5]
Portfolio turnover	35%[4]	58%	45%[4]
Net assets at end of period (000’s omitted)	$13,693	$16,639	$22,432

AMG Trilogy Emerging Wealth Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended	For the fiscal	For the fiscal
	April 30, 2017	year ended	period ended
Class Z	(unaudited)	October 31, 2016#	October 31, 2015##
Net Asset Value, Beginning of Period	$10.15	$9.35	$10.00
Income (loss) from Investment Operations:
Net investment income[1,2]	0.03	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.86	0.74	(0.69)
Total income (loss) from investment operations	0.89	0.83	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.03)	—
Net Asset Value, End of Period	$10.96	$10.15	$9.35
Total Return[2]	8.89%[4]	8.86%	(6.50)%[4]
Ratio of net expenses to average net assets	1.05%[5]	1.05%	1.05%[5]
Ratio of gross expenses to average net assets[3]	1.05%[5]	1.15%	1.50%[5]
Ratio of net investment income to average net assets[2]	0.59%[5]	0.94%	0.64%[5]
Portfolio turnover	35%[4]	58%	45%[4]
Net assets at end of period (000’s omitted)	$45,289	$30,777	$7,782

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commencement of operations was on March 1, 2012.
#	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG Trilogy Global Equity, AMG Trilogy Emerging Market Equity, AMG Trilogy International Small Cap and AMG Trilogy Emerging Wealth Equity were renamed Class N, Class I and Class Z, respectively.
##	Commencement of operations was on March 20, 2015.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1 (c) and 2 in the Notes to the Financial Statements.)
[4]	Not annualized.
[5]	Annualized.
[6]	Includes non-routine extraordinary expenses amounting to 0.024%, 0.027% and 0.026% of average net assets for the Class N, Class I and Class Z, respectively.
[7]	Total return is based on the Financial Statement Net Asset Values as shown above.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10, $0.11, and $0.12 for AMG Trilogy Emerging Markets Equity Fund’s Class N, Class I and Class Z, respectively, and $0.07, $0.14 and $0.15 for AMG Trilogy International Small Cap Fund’s Class N, Class I and Class Z, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.021% and 0.023% of average net assets for the Class N, Class I and Class Z, respectively.
[1][0]	Includes tax expense of $112 or 0.06%, $9,694 or 0.05% and $36,132 or 0.04% of average net assets for the Class N, Class I and Class Z, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.016%, 0.019% and 0.022% of average net assets for the Class N, Class I and Class Z, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.06, and $0.08 for AMG Trilogy International Small Cap Fund’s Class N, Class I and Class Z, respectively.
[13]	Includes reduction from broker recapture amounting to 0.01%.
[14]	Includes reduction from broker recapture amounting to 0.02%.

Notes to Financial Statements (unaudited)

April 30, 2017

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Trilogy Global Equity Fund (“Global Equity”), AMG Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”), AMG Trilogy International Small Cap Fund (“International Small Cap”) and AMG Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”), each a “Fund” and collectively the “Funds”.

Each Fund offers different classes of shares which, effective October 1, 2016, were renamed. Each Fund previously offered Investor Class shares, Service Class shares and Institutional Class shares which were renamed Class N, Class I and Class Z, respectively. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own

Notes to Financial Statements (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g.,debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax adjustments on passive foreign investment companies sold, foreign currency transactions and re-designation of dividends paid by the Funds. Temporary differences are due to wash sale loss deferrals, passive foreign investment companies and partnerships.

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2016 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term		Long-Term
Global Equity	$969,337		$2,998,886
Emerging Markets Equity	$2,601,271	*	$12,559,669
International Small Cap	$525,896		$4,887
Emerging Wealth Equity	$1,467,138	*	$30,869

*	The Fund’s ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on results of share ownership activity.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Emerging Markets Equity, International Small Cap and Emerging Wealth Equity will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended April 30, 2017, Emerging Markets Equity, International Small Cap and Emerging Wealth Equity had redemption fees amounting to $0, $339 and $10, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016, the capital stock transactions by class for Global Equity, Emerging Markets Equity, International Small Cap and Emerging Wealth Equity were as follows:

	Global Equity				Emerging Markets Equity
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	575	$6,001	108	$1,000	8,720	$72,201	56,044	$424,705
Reinvestment of distributions	13	135	390	3,719	479	3,563	43	298
Cost of shares repurchased	(1,309)	(12,525)	(221)	(2,414)	(20,833)	(159,966)	(1,118)	(7,656)

Net increase (decrease)	(721)	$(6,389)	277	$2,305	(11,634)	$(84,202)	54,969	$417,347

Class I:
Proceeds from sale of shares	118,456	$1,188,549	710,087	$6,448,686	79,960	$648,350	36,729	$259,863
Reinvestment of distributions	46,803	458,205	536,085	5,071,367	1,841	13,662	918	6,318
Cost of shares repurchased	(1,384,300)	(14,144,442)	(1,293,932)	(11,954,744)	(29,383)	(224,002)	(43,953)	(297,616)

Net increase (decrease)	(1,219,041)	$(12,497,688)	(47,760)	$(434,691)	52,418	$438,010	(6,306)	$(31,435)

Notes to Financial Statements (continued)

	Global Equity				Emerging Markets Equity
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	8,787	$87,735	4,632	$42,301	342,827	$2,585,422	1,126,985	$6,820,416
Reinvestment of distributions	12,138	118,585	131,531	1,240,337	149,032	1,098,365	144,424	987,860
Cost of shares repurchased	(3,023)	(31,309)	(106,932)	(1,000,692)	(40,001)	(322,345)	(1,544,360)	(10,816,611)

Net increase (decrease)	17,902	$175,011	29,231	$281,946	451,858	$3,361,442	(272,951)	($3,008,335)

	International Small Cap				Emerging Wealth Equity
	2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,288	$12,722	342	$3,250	99	$1,001	—	—
Reinvestment of distributions	54	496	349	3,340	4	43	—	—
Cost of shares repurchased	(5,337)	(53,484)	(1,318)	(12,399)	—	—	—	—

Net increase (decrease)	(3,995)	$(40,266)	(627)	$(5,809)	103	$1,044	—	—

Class I:
Proceeds from sale of shares	62,748	$586,777	168,241	$1,536,135	109,819	$1,072,750	238,406	$2,139,951
Reinvestment of distributions	8,519	77,947	33,021	318,008	11,539	110,089	4,561	41,684
Cost of shares repurchased	(338,244)	(3,377,489)	(283,432)	(2,638,918)	(513,021)	(5,359,566)	(1,002,375)	(9,332,668)

Net decrease	(266,977)	$(2,712,765)	(82,170)	$(784,775)	(391,663)	$(4,176,727)	(759,408)	$(7,151,033)

Class Z:
Proceeds from sale of shares	—	—	—	—	1,158,400	$11,828,003	2,317,956	$20,776,763
Reinvestment of distributions	7,402	$67,725	34,122	$328,937	3,885	37,064	1,109	10,136
Cost of shares repurchased	(21,368)	(200,000)	(289,730)	(2,747,745)	(63,083)	(634,252)	(118,583)	(1,147,262)

Net increase (decrease)	(13,966)	$(132,275)	(255,608)	$(2,418,808)	1,099,202	$11,230,815	2,200,482	$19,639,637

At April 30, 2017, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Emerging Markets Equity—two own 90%; International Small Cap—three own 42%; and Emerging Wealth Equity—one owns 66%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2017, the market value of Repurchase Agreements outstanding for Global Equity, Emerging Markets Equity and International Small Cap were $677,110, $8,404 and $891,673, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of

Notes to Financial Statements (continued)

securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Trilogy Global Advisors, L.P. (“Trilogy”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Trilogy.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective October 1, 2016, the Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Global Equity	0.30%
Emerging Markets Equity	0.55%
International Small Cap	0.85%
Emerging Wealth Equity	0.55%

Prior to October 1, 2016, the annual rate for the investment management fees was 0.45%, 0.70%, 1.00% and 0.70% of the Fund’s average daily net assets of Global Equity, Emerging Markets Equity, International Small Cap and Emerging Wealth Equity, respectively.

The Investment Manager has contractually agreed, through at least March 1, 2018, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Global Equity, Emerging Markets Equity, International Small Cap and Emerging Wealth Equity to 1.00%, 1.05%, 1.10% and 1.05%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from International Small Cap and Emerging Wealth Equity Funds, fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements to exceed the contractual expense limitation amount.

For the six months ended April 30, 2017, each Fund’s expiration of recoupment is as follows:

	International	Emerging Wealth
Expiration Period	Small Cap	Equity
Less than 1 year*	$125,140	—
Within 2 years	115,700	$48,312
Within 3 years	114,280	28,133

Total Amount Subject to Recoupment	$355,120	$76,445

*	A portion of this represents the expiration amount through the fiscal year ended October 31, 2017 of $82,259 and $0 for International Small Cap and Emerging Wealth Equity, respectively.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc., (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and advertising or sales literature.

Notes to Financial Statements (continued)

The Trust has adopted a distribution and service plan (the “Plan”) with respect to Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to

0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

Effective October 1, 2016, for each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies that provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below. Since October 31, 2016, Class Z of Global Equity, Emerging Markets Equity and Institutional Small Cap are no longer authorized to reimburse shareholder servicing fees.

The impact on the annualized expense ratios for the six months ended April 30, 2017, were as follows:

Fund	Maximum Amount Approved	Actual Amount Incurred
Global Equity
Class N*	0.25%	0.21%
Class I	0.15%	0.10%
Emerging Markets Equity
Class N*	0.25%	0.22%
Class I	0.15%	0.15%
International Small Cap
Class N*	0.25%	0.22%
Class I	0.15%	0.11%
Emerging Wealth Equity
Class N	0.15%	0.15%
Class I	0.15%	0.10%

*	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2017, the Funds neither borrowed from nor lent to other funds in the AMG Funds family.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2017, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Global Equity	$12,129,528	$26,074,473
Emerging Markets Equity	18,014,008	15,287,530
International Small Cap	9,194,630	12,272,856
Emerging Wealth Equity	24,830,784	17,574,237

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2017.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)

At April 30, 2017, the value of the securities loaned and cash collateral received, were as follows:

		Cash
	Securities	Collateral
Fund	Loaned	Received
Global Equity	$647,182	$677,110
Emerging Markets Equity	7,327	8,404
International Small Cap	848,944	891,673

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements which are subject to a master netting agreement as of April 30, 2017:

		Gross Amount Not Offset in the
	Net Amounts of Assets	Statement of Assets and Liabilities
	Presented in the Statement of	Financial Instruments	Cash Collateral
Fund	Assets and Liabilities	Collateral	Received	Net Amount
Global Equity
Cantor Fitzgerald Securities, Inc.	$677,110	$677,110	—	—

Emerging Markets Equity
Cantor Fitzgerald Securities, Inc.	$8,404	$8,404	—	—

International Small Cap
Cantor Fitzgerald Securities, Inc.	$891,673	$891,673	—	—

7. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Trilogy Global Advisors, L.P.

1140 Avenue of the Americas, 18th Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

| www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity AMG Trilogy Emerging Wealth Equity AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P. Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap     Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend Guardian Capital LP

AMG Managers LMCG Small Cap Growth LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond Loomis, Sayles & Co., L.P.

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 5, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: July 5, 2017